Employee Benefit Plans - Summary of Options and SARs Under Share-based Compensation Plan (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Options outstanding at beginning of year, Number of Shares	897,450
Options granted, Number of Shares	49,700
Options exercised, Number of Shares	(3,700)
Options outstanding at end of year, Number of Shares	933,450
Options exercisable at end of year, Number of Shares	763,540
Options outstanding at beginning of year, Weighted-Average Exercise Price	$ 9.58
Options granted, Weighted-Average Exercise Price	$ 18.52
Options exercised, Weighted-Average Exercise Price	$ 9.47
Options outstanding at end of year, Weighted-Average Exercise Price	$ 10.06
Options exercisable at end of year, Weighted-Average Exercise Price	$ 9.42
Stock Appreciation Rights (SARs) [Member]
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Options exercised, Number of Shares	(10,000)
Options exercised, Weighted-Average Exercise Price	$ 9.43